UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$691,751,995
Total Investments (Cost — $615,902,544) — 100.1%	691,751,995
Liabilities in Excess of Other Assets — (0.1)%	(863,004)

Net Assets — 100.0%	$690,888,991

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2016, the value of the investment and the percentage owned by the Fund of the Master LLC was $691,751,995 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	June 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.8%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	360,000	$6,580,800
American Science & Engineering, Inc.	85,095	3,183,404
Cubic Corp.	173,200	6,955,712
KLX, Inc. (a)	167,200	5,183,200
Triumph Group, Inc.	119,130	4,229,115

		26,132,231
Air Freight & Logistics — 1.3%
Forward Air Corp.	105,100	4,680,103
Hub Group, Inc., Class A (a)	105,575	4,050,913

		8,731,016
Auto Components — 0.5%
Dorman Products, Inc. (a)(b)	55,405	3,169,166
Banks — 7.2%
CenterState Banks, Inc.	292,700	4,610,025
Green Bancorp, Inc. (a)	325,601	2,839,241
IBERIABANK Corp.	65,300	3,900,369
NBT Bancorp, Inc.	189,400	5,422,522
OFG Bancorp	474,300	3,936,690
Opus Bank	180,713	6,108,099
Texas Capital Bancshares, Inc. (a)	128,100	5,989,956
TriState Capital Holdings, Inc. (a)	536,800	7,370,264
UMB Financial Corp.	185,400	9,865,134

		50,042,300
Beverages — 0.6%
Cott Corp.	319,308	4,457,540
Biotechnology — 0.0%
XOMA Corp. (a)(b)	19,693	10,857
Building Products — 0.2%
Continental Building Products, Inc. (a)	73,900	1,642,797
Chemicals — 1.8%
Kraton Performance Polymers, Inc. (a)(b)	190,495	5,320,525
Stepan Co.	118,235	7,038,530

		12,359,055
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	119,577	4,362,169
Essendant, Inc.	185,637	5,673,067
Matthews International Corp., Class A	130,010	7,233,756

		17,268,992
Communications Equipment — 2.1%
ARRIS International PLC (a)	107,176	2,246,409
Ciena Corp. (a)(b)	263,600	4,942,500
NetScout Systems, Inc. (a)(b)	226,200	5,032,950
Viavi Solutions, Inc. (a)	337,708	2,239,004

		14,460,863
Construction & Engineering — 1.0%
EMCOR Group, Inc.	103,000	5,073,780
KBR, Inc.	159,300	2,109,132

		7,182,912
Consumer Finance — 1.3%
Cash America International, Inc.	34,769	1,481,855
First Cash Financial Services, Inc.	147,000	7,545,510

		9,027,365

Common Stocks	Shares	Value
Diversified Consumer Services — 0.3%
Regis Corp. (a)(b)	190,960	$2,377,452
Electric Utilities — 2.5%
ALLETE, Inc.	138,800	8,970,644
El Paso Electric Co.	175,900	8,314,793

		17,285,437
Electronic Equipment, Instruments & Components — 3.1%
Anixter International, Inc. (a)	58,000	3,090,240
FARO Technologies, Inc. (a)	36,000	1,217,880
Itron, Inc. (a)	179,000	7,714,900
MTS Systems Corp.	85,300	3,739,552
OSI Systems, Inc. (a)	58,851	3,421,009
Sanmina Corp. (a)	73,800	1,978,578

		21,162,159
Energy Equipment & Services — 4.7%
CARBO Ceramics, Inc.	253,000	3,314,300
Dril-Quip, Inc. (a)	70,800	4,136,844
Newpark Resources, Inc. (a)	1,188,300	6,880,257
Patterson-UTI Energy, Inc.	291,500	6,214,780
Superior Energy Services, Inc.	391,400	7,205,674
U.S. Silica Holdings, Inc.	131,900	4,546,593

		32,298,448
Food & Staples Retailing — 1.1%
Smart & Final Stores, Inc. (a)	192,700	2,869,303
SUPERVALU, Inc. (a)(b)	1,062,810	5,016,463

		7,885,766
Food Products — 0.5%
Pinnacle Foods, Inc.	75,202	3,481,101
Gas Utilities — 4.9%
Northwest Natural Gas Co.	96,100	6,229,202
South Jersey Industries, Inc.	329,500	10,418,790
Southwest Gas Corp.	108,623	8,549,716
Spire, Inc.	122,900	8,706,236

		33,903,944
Health Care Equipment & Supplies — 5.1%
Invacare Corp.	495,157	6,006,254
Merit Medical Systems, Inc. (a)	470,537	9,330,749
NuVasive, Inc. (a)	176,120	10,517,886
OraSure Technologies, Inc. (a)	1,033,124	6,105,763
Tandem Diabetes Care, Inc. (a)(b)	464,264	3,500,551

		35,461,203
Health Care Providers & Services — 2.6%
Landauer, Inc.	232,933	9,587,522
Owens & Minor, Inc.	216,365	8,087,724

		17,675,246
Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands, Inc.	289,770	5,178,190
Bob Evans Farms, Inc.	170,826	6,482,847
Interval Leisure Group, Inc.	500,281	7,954,468
Papa John’s International, Inc.	21,507	1,462,476

		21,077,981
Household Durables — 0.4%
iRobot Corp. (a)(b)	18,800	659,504

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2016	1

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Household Durables (continued)
Taylor Morrison Home Corp., Class A (a)(b)	155,729	$2,311,018

		2,970,522
Insurance — 3.1%
American Equity Investment Life Holding Co.	98,900	1,409,325
Atlas Financial Holdings, Inc. (a)	197,436	3,399,848
Heritage Insurance Holdings, Inc.	257,700	3,084,669
Maiden Holdings Ltd.	295,400	3,615,696
ProAssurance Corp.	100,900	5,403,195
Selective Insurance Group, Inc.	121,600	4,646,336

		21,559,069
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)	477,752	4,309,323
Internet Software & Services — 0.6%
comScore, Inc. (a)	79,100	1,888,908
Rackspace Hosting, Inc. (a)	107,200	2,236,192

		4,125,100
IT Services — 1.9%
CACI International, Inc., Class A (a)	101,700	9,194,697
CSG Systems International, Inc.	96,491	3,889,552

		13,084,249
Life Sciences Tools & Services — 0.6%
Pacific Biosciences of California, Inc. (a)(b)	615,968	4,333,335
Machinery — 4.6%
Actuant Corp., Class A	224,000	5,064,640
Albany International Corp., Class A	121,000	4,831,530
Astec Industries, Inc.	87,500	4,913,125
Chart Industries, Inc. (a)	216,646	5,227,668
Franklin Electric Co., Inc.	155,500	5,139,275
Joy Global, Inc.	59,400	1,255,716
Kennametal, Inc.	92,200	2,038,542
RBC Bearings, Inc. (a)	43,900	3,182,750

		31,653,246
Marine — 0.2%
Scorpio Bulkers, Inc. (a)(b)	575,100	1,604,529
Media — 1.3%
Cable One, Inc.	16,619	8,499,123
Carmike Cinemas, Inc. (a)	11,029	332,193

		8,831,316
Metals & Mining — 2.8%
Haynes International, Inc.	240,253	7,707,316
Hecla Mining Co. (b)	1,164,400	5,938,440
Materion Corp.	244,186	6,046,045

		19,691,801
Multiline Retail — 0.7%
Fred’s, Inc., Class A	280,590	4,520,305
Oil, Gas & Consumable Fuels — 2.1%
Callon Petroleum Co. (a)	380,000	4,267,400
Eclipse Resources Corp. (a)(b)	959,100	3,203,394
Energen Corp.	106,400	5,129,544
Whiting Petroleum Corp. (a)(b)	212,900	1,971,454

		14,571,792

Common Stocks	Shares	Value
Paper & Forest Products — 2.3%
Clearwater Paper Corp. (a)	108,700	$7,105,719
PH Glatfelter Co.	433,100	8,471,436

		15,577,155
Professional Services — 1.0%
Kforce, Inc.	105,800	1,786,962
TriNet Group, Inc. (a)	237,900	4,945,941

		6,732,903
Real Estate Investment Trusts (REITs) — 5.2%
Armada Hoffler Properties, Inc.	233,972	3,214,775
Cedar Realty Trust, Inc.	1,108,120	8,233,332
CyrusOne, Inc.	74,316	4,136,429
LTC Properties, Inc. (b)	197,137	10,197,897
Pennsylvania Real Estate Investment Trust	459,437	9,854,924

		35,637,357
Real Estate Management & Development — 1.2%
Marcus & Millichap, Inc. (a)	316,839	8,050,879
Road & Rail — 0.5%
ArcBest Corp.	207,793	3,376,636
Semiconductors & Semiconductor Equipment — 4.6%
DSP Group, Inc. (a)	249,086	2,642,802
Integrated Device Technology, Inc. (a)	216,800	4,364,184
Kulicke & Soffa Industries, Inc. (a)	455,200	5,539,784
Microsemi Corp. (a)(b)	109,069	3,564,375
Rambus, Inc. (a)(b)	362,300	4,376,584
Semtech Corp. (a)	45,635	1,088,851
Ultratech, Inc. (a)	271,100	6,227,167
Veeco Instruments, Inc. (a)	231,300	3,830,328

		31,634,075
Software — 3.3%
Bottomline Technologies, Inc. (a)	129,100	2,779,523
Mentor Graphics Corp.	202,200	4,298,772
PTC, Inc. (a)	141,300	5,310,054
Rovi Corp. (a)(b)	159,800	2,499,272
Verint Systems, Inc. (a)	148,600	4,923,118
Zynga, Inc., Class A (a)	1,223,500	3,046,515

		22,857,254
Specialty Retail — 4.0%
Caleres, Inc.	86,000	2,082,060
Children’s Place, Inc.	33,744	2,705,594
DSW, Inc., Class A	46,082	976,017
Five Below, Inc. (a)(b)	107,100	4,970,511
Genesco, Inc. (a)	4,379	281,614
GNC Holdings, Inc., Class A	147,900	3,592,491
Hibbett Sports, Inc. (a)(b)	111,400	3,875,606
Murphy USA, Inc. (a)	45,555	3,378,359
Party City Holdco, Inc. (a)(b)	259,699	3,612,413
Penske Automotive Group, Inc.	72,089	2,267,920

		27,742,585
Technology Hardware, Storage & Peripherals — 0.4%
Diebold, Inc.	109,100	2,708,953
Textiles, Apparel & Luxury Goods — 3.2%
Deckers Outdoor Corp. (a)	33,604	1,932,902

2	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2016

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd. (a)	122,184	$5,586,252
Oxford Industries, Inc.	68,700	3,889,794
Perry Ellis International, Inc. (a)	67,200	1,352,064
Steven Madden Ltd. (a)	103,200	3,527,376
Wolverine World Wide, Inc.	293,670	5,967,374

		22,255,762
Thrifts & Mortgage Finance — 2.4%
Essent Group Ltd. (a)(b)	227,500	4,961,775
HomeStreet, Inc. (a)	192,300	3,830,616
Northwest Bancshares, Inc.	543,800	8,064,554

		16,856,945
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	165,100	7,452,614
DXP Enterprises, Inc. (a)(b)	119,440	1,783,239
SiteOne Landscape Supply, Inc. (a)	89,073	3,027,591
WESCO International, Inc. (a)	41,100	2,116,239

		14,379,683
Total Common Stocks — 99.2%		686,158,605

Warrants
Biotechnology — 0.0%
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $610,309,154) — 99.2%		686,158,605

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(d)	2,304,601	$2,304,601
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (c)(d)(e)	$40,193	40,192,774
Total Short-Term Securities (Cost — $42,497,375) — 6.1%		42,497,375
Total Investments (Cost — $652,806,529*) — 105.3%		728,655,980
Liabilities in Excess of Other Assets — (5.3)%		(36,903,985)

Net Assets — 100.0%		$691,751,995

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$657,617,997

Gross unrealized appreciation	$106,437,709
Gross unrealized depreciation	(35,399,726)

Net unrealized appreciation	$71,037,983

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2016	Net Activity	Shares/Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	216,833	2,087,768	2,304,601	$2,304,601	$635
BlackRock Liquidity Series, LLC, Money Market Series	$28,621,890	$11,570,884	$40,192,774	40,192,774	70,816	[1]
Total				$42,497,375	$71,451

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2016	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

(e)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$686,158,605	—	—	$686,158,605
Warrants	—	—	—	—
Short-Term Securities	2,304,601	$40,192,774	—	42,497,375

Total	$688,463,206	$40,192,774	—	$728,655,980

[1] See above Schedule of Investments for values in each industry.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(235,329)	—	$(235,329)
Collateral on securities loaned at value	—	(40,192,774)	—	(40,192,774)

Total	—	$(40,428,103)	—	$(40,428,103)

During the period ended June 30, 2016, there were no transfers between levels.

4	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2016